Segment reporting - Narrative (Details) € in Thousands	Dec. 31, 2024 EUR (€) segment	Dec. 31, 2023 EUR (€)
Disclosure of operating segments [abstract]
Number of reportable segments | segment	3
Number of operating segments | segment	3
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets) | €	€ 1,420,296	€ 1,284,599
Netherlands
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets) | €	€ 538	€ 1,328